PARENT ONLY FINANCIAL INFORMATION - Condensed Statements of Operations (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Statements of Operations
Net revenue	¥ 9,956,501	¥ 9,325,631	¥ 7,818,681
Cost of revenue	(8,034,051)	(7,389,774)	(6,039,252)
Gross loss	1,922,450	1,935,857	1,779,429
Operating expenses
Selling and marketing expenses	(144,154)	(150,433)	(148,614)
General and administrative expenses	(1,185,426)	(1,185,080)	(1,021,950)
Research and development expenses	(38,159)	(35,806)	(39,343)
Income (loss) from operations	(2,458,705)	551,779	569,522
Other income (expenses):
Interest income	97,546	42,460	50,445
Interest expenses	(2,036,979)	(1,887,887)	(1,654,737)
Others, net	13,724	1,912	(1,557)
Loss before income taxes	(4,300,170)	(989,883)	(948,752)
Income tax expenses	14,777	(276,235)	(242,461)
Net loss	(4,285,393)	(1,266,118)	(1,191,213)
Parent Company | Reportable Legal Entities
Condensed Statements of Operations
Net revenue	6,776	13,852
Cost of revenue	(121,592)	(102,565)	(116,151)
Gross loss	(114,816)	(88,713)	(116,151)
Operating expenses
Selling and marketing expenses	(45,242)	(42,647)	(54,768)
General and administrative expenses	(230,744)	(232,832)	(285,077)
Research and development expenses	(9,546)	(5,294)	(8,096)
Income (loss) from operations	(400,348)	(369,486)	(464,092)
Other income (expenses):
Interest income	73,008	5,593	25,215
Interest expenses	(261,152)	(207,510)	(95,313)
Equity in loss of subsidiaries and consolidated VIEs	(3,700,241)	(697,277)	(653,251)
Others, net	(469)	(210)	223
Loss before income taxes	(4,289,202)	(1,268,890)	(1,187,218)
Income tax expenses	(851)
Net loss	¥ (4,290,053)	¥ (1,268,890)	¥ (1,187,218)